Warrant liabilities (Details)	1 Months Ended		12 Months Ended
	Apr. 29, 2022 USD ($) $ / shares	Feb. 25, 2021 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2021 shares
Warrant liabilities (Details) [Line Items]
Granted the lender, warrants	$ 730,000	$ 1,050,000		€ 1,200,000
Strike price, per share	$ 1,050	$ 730	$ 500
Minimum payout (in Euro) | €					€ 2,500,000
Equity per warrant			$ 625
Equity share value (in Dollars) | $			$ 1,125
Minimum exit value (in Euro) | €					€ 300,000
Exercisable shares (in Shares) | shares					9,660
Common stock per share			$ 0.001
Warrant [Member]
Warrant liabilities (Details) [Line Items]
Minimum payout (in Euro) | €					€ 1,500,000
Minimum [Member]
Warrant liabilities (Details) [Line Items]
Equity per warrant			$ 463
Equity share value (in Dollars) | $			$ 963
Maximum [Member]
Warrant liabilities (Details) [Line Items]
Equity per warrant			$ 676
Equity share value (in Dollars) | $			$ 1,406
Kludein I Acquisition Corp. [Member]
Warrant liabilities (Details) [Line Items]
Warrant redemption, description			Once the warrants become exercisable, the Company may call the warrants for redemption (except as described with respect to the Private Placement Warrants):• in whole and not in part;• at a price of $0.01 per warrant;• upon not less than 30 days’ prior written notice of redemption to each warrant holder; and• if, and only if, the reported closing price of the Class A common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period ending three business days before the Company sends to the notice of redemption to the warrant holders.	Once the warrants become exercisable, the Company may call the warrants for redemption (except as described with respect to the Private Placement Warrants):• in whole and not in part;• at a price of $0.01 per warrant;• upon not less than 30 days’ prior written notice of redemption to each warrant holder; and• if, and only if, the reported closing price of the Class A common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period ending three business days before the Company sends to the notice of redemption to the warrant holders.
Equity proceeds percentage			60.00%	60.00%
Exercise price per share			$ 9.2
Newly issued price percentage			115.00%	115.00%
Redemption trigger price per share			$ 18
Market value percentage					180.00%
Kludein I Acquisition Corp. [Member] | Public Warrants [Member]
Warrant liabilities (Details) [Line Items]
Warrants outstanding (in Shares) | shares					8,625,000	8,625,000
Warrant expire term			5 years	5 years
Kludein I Acquisition Corp. [Member] | Private Placement Warrants [Member]
Warrant liabilities (Details) [Line Items]
Warrants outstanding (in Shares) | shares					5,200,000	5,200,000
Exercise price per share			$ 1
Business Combination [Member] | Kludein I Acquisition Corp. [Member] | Class A Common Stock [Member]
Warrant liabilities (Details) [Line Items]
Price per share			$ 9.2